Operating Segment Information - Schedule of group's revenue from external customers by geographical areas (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 580,006,276	$ 367,538,115	$ 278,976,203
Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	455,955,912	288,591,129	208,162,829
Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	124,050,364	78,946,986	70,813,374
HK [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	139,527,942	168,331,673	81,685,529
HK [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	118,086,900	128,880,466	70,332,752
HK [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	21,441,042	39,451,207	11,352,777
CN [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	392,875,758	195,396,116	191,014,137
CN [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	300,078,498	158,780,244	137,830,077
CN [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	92,797,260	36,615,872	53,184,060
US [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	33,572,127
US [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	30,342,514
US [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,229,613
Other Countries [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	14,030,449	3,810,326	6,276,537
Other Countries [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	7,448,000	930,419
Other Countries [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 6,582,449	$ 2,879,907	$ 6,276,537